Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Estimated useful lives of the assets are as follows:

Asset Classification	Estimated Useful Life
Machinery and equipment	5 to 10 years
Patterns and tooling	5 to 7 years
Field service spare parts	3 to 10 years
Office furniture and equipment	3 to 7 years
IT equipment and software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term